Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2030 Portfolio	Apr. 29, 2024
VIP Investor Freedom 2030 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	14.63%
Past 5 years	9.22%
Past 10 years	6.78%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWFW
Average Annual Return:
Past 1 year	15.24%
Past 5 years	8.42%
Past 10 years	6.86%